SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2026 CNY (¥) Integer	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2023 CNY (¥)
Product Information [Line Items]
Net loss	$ 4,035	¥ 27,800		¥ 670,087		¥ 60,884
Net cash used in operating activities		146,300
Secured debt | $	46,700
Cash and cash equivalents, and restricted cash	$ 37,999		$ 15,050			77,175	¥ 262,100	¥ 109,213	¥ 72,434
Allowance for credit losses on accounts receivable							32,400	52,800
Reversal inventory write-downs							4,000
Asset Impairment Charges				9,000
Deferred Revenue							700	2,500
Other Income		1,900		2,900		2,400
Research and development expense		5,400		9,500		16,600
Benefits, losses and expenses		¥ 600		900		1,000
Registered capital percentage	50.00%	50.00%
Reserves and surplus percentage	10.00%	10.00%
Statutory reserve funds
Foreign currency exchange rate, translation	6.8980						6.8980
Number of operating segments | Integer	1	1
Number of reportable segments | Integer	1	1
Before May 1, 2018 [Member]
Product Information [Line Items]
Value added tax percentage	17.00%	17.00%
From May 1, 2018 to April 1, 2019 [Member]
Product Information [Line Items]
Value added tax percentage	16.00%	16.00%
After April 1, 2019 [Member]
Product Information [Line Items]
Value added tax percentage	13.00%	13.00%
Minimum [Member]
Product Information [Line Items]
Estimated useful life	3 years						3 years
Maximum [Member]
Product Information [Line Items]
Estimated useful life	10 years						10 years
Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Revenue from the customers amounted | $					$ 56,900
Supplier Concentration Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Revenue from the customers amounted | $			$ 115,400
Supplier Concentration Risk [Member] | Supplier Four [Member]
Product Information [Line Items]
Revenue from the customers amounted | $	$ 141,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Revenue from the customers amounted		¥ 39,800		¥ 26,500		37,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Revenue from the customers amounted		¥ 22,200				24,300
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Revenue from the customers amounted						¥ 20,000
Credit Risk [Member]
Product Information [Line Items]
Cash and cash equivalents, and restricted cash							¥ 262,100	¥ 109,200